Document and Entity Information	0 Months Ended
Nov. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2013
Registrant Name	YCG Funds
Central Index Key	0001558372
Amendment Flag	false
Document Creation Date	Mar. 27, 2014
Document Effective Date	Mar. 30, 2014
Prospectus Date	Mar. 30, 2014
YCG Enhanced Fund | Class R Shares
Risk/Return:
Trading Symbol	YCGEX